Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 3,782	$ 5,115
Stock-based compensation	434	565
SERP	14	420
SERP	334	418
Depreciation	237	345
Deferred compensation	274	324
State net operating loss	296	123
Commitment reserve	150	110
Commitment reserve	81	74
Lost interest on nonaccrual loans	30	58
Other	331	85
Gross deferred tax assets	5,963	7,637
Valuation Allowance	(296)	(123)
Total deferred tax assets	5,667	7,514
Deferred tax liabilities:
Deferred loan costs	502	624
Interest rate swaps	396	492
Goodwill	341	456
Prepaid Insurance	298	0
Deferred servicing fees	100	327
Bond accretion	13	103
Total deferred tax liabilities	1,650	2,002
Net deferred tax asset	$ 4,017	$ 5,512